Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciliation of Weighted Average Shares Outstanding

Below is a reconciliation of the weighted average shares outstanding used in basic and diluted earnings per share computation:

	For the Three Months Ended		For the Six Months Ended
	July 31,		July 31,
	2025	2024	2025	2024
Basic income (loss) per common share
Net income (loss) available to common shareholders	$(218,712)	$1,149,145	$(544,844)	$1,460,526
Derivative (gain) loss associated with convertible debt	-	(1,642,566)	-	(2,493,598)
Interest expense associated with convertible debt	-	(75,319)	-	(96,853)
Net income (loss) for dilutive calculation	$(218,712)	$(568,740)	$(544,844)	$(1,129,925)

Weighted average common shares outstanding	66,445,267	49,912,073	61,692,564	49,867,529
Dilutive effect of convertible debt	-	-	-	-
Dilutive effect of common stock warrants	-	2,040,790	-	2,040,790
Dilutive effect of common stock options	-	786,790	-	786,760
Weighted average shares outstanding for diluted net income (loss) per share	66,445,267	52,739,623	61,692,564	52,695,079

A reconciliation of the weighted average shares outstanding used in basic and diluted earnings per share computation is as follows:

	For the Years Ended
	January 31,
	2025	2024
Basic (loss) earnings per common share
Numerator:
Net income (loss) available to common shareholders	$2,122,189	$(4,080,258)
Denominator:
Weighted average common shares outstanding	50,647,226	31,012,343

Basic earnings (loss) per common share	$0.04	$(0.13)
Diluted earnings per common share
Numerator:
Net income (loss) available to common shareholders	$2,122,189	$(4,080,258)
Remove derivative gain	(14,876)	-
Remove convertible debt interest	(14,290)	-
Net income (loss) available to common shareholders	$2,093,023	$(4,080,258)
Denominator:
Weighted average common shares outstanding	50,647,226	31,012,343
Dilutive effect of common stock warrants	10,427,644	-
Dilutive effect of common stock options	1,555,436	-
Adjusted weighted average common shares outstanding	62,630,306	31,012,343

Diluted income (loss) per common share	$0.03	$(0.13)

Schedule of Fair Value of Financial Instruments

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liabilities at July 31, 2025	$145,400	–	–	$145,400
Warrant and convertible note derivative liabilities at January 31, 2025	$311,338	–	–	$311,338